Item G.1.b.iv

BNY Mellon High Yield Strategies Fund

(the "Fund")

Delinquent Section 16(a) Reports

Under Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, the Fund's officers and Trustees, persons owning more than 10% of the Fund's shares of beneficial interest and certain additional persons are required to report their transactions in the Fund's shares of beneficial interest to the SEC, and the Fund. Based solely on written representations of such persons and on copies of reports that have been filed with the SEC, the Fund believes that, during the fiscal year ended March 31, 2022, all filing requirements applicable to such persons were complied with except that Form 3s were not filed on a timely basis for BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), the Fund's investment adviser, and Bradley Skapyak, who became a Board Member of the Fund on September 16, 2021. With respect to BNYM Investment Adviser, a Form 3 was filed on October 12, 2021, and with respect to Mr. Skapyak, a Form 3 was filed on September 27, 2021 each of which reflected that BNYM Investment Adviser and Mr. Skapyak, as applicable, did not own any of the Fund's shares of beneficial interest.